Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000166150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.06%	3.48%	3.13%
C000166148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.73%	3.18%	2.83%
C000166149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.02%	3.45%	3.11%
C000195948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.70%	0.74%		2.15%
C000195947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.44%	0.49%		1.96%
C000201952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(0.70%)	(0.32%)		1.55%
C000195949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.74%	0.79%		2.18%
Without Sales Load [Member] | C000201952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	3.44%	0.50%		1.97%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	7.15%	(0.42%)	1.84%
ICE BofA US Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Municipal Securities Index
Average Annual Return, Percent	3.92%	0.81%		2.36%
Bloomberg U S Treasury Inflation Protected Securities TIPS 0 5 Years Index Series L [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)
Average Annual Return, Percent	6.07%	3.54%	3.20%